Derivative Financial Instruments	6 Months Ended
Jun. 30, 2020
Derivative Financial Instruments
Derivative Financial Instruments

17. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	December 31,	June 30,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	18	—
Forward foreign exchange contracts	389	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross-currency swaps	3,594	—
Total	4,001	—
Derivative financial instruments, current assets	429	—
Derivative financial instruments, non-current assets	3,572	—
Total	4,001	—

The fair value of the derivative liabilities is as follows:

	December 31,	June 30,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	49,891	129,700
Forward foreign exchange contracts	41	256
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	7,515
Total	49,932	137,471
Derivative financial instruments, current liability	8,095	34,616
Derivative financial instruments, non-current liability	41,837	102,855
Total	49,932	137,471

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the U.S. dollar ("USD") London Interbank Offered Rate (“LIBOR”), and the Group effects quarterly payments to the bank on the notional amounts at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading are as follows:

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog(1)	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/ 2.170%	100,000	100,000
GasLog	Nordea	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN AMRO Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	April 2018	July 2025	2.300%	50,000	50,000
GasLog	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	April 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	April 2018	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. ("CITI")	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	Dec 2018	Oct 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	Dec 2018	Oct 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	Dec 2018	Jan 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	Dec 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog(2)	Nordea	Dec 2018	July 2020	May 2020	2.937%	N/A	N/A
GasLog(2)	ING Bank N.V.	May 2020	July 2020	July 2024	3.127%	N/A	N/A
GasLog	DNB	Dec 2018	April 2020	April 2025	2.979%	N/A	60,000
					Total	1,170,000	1,230,000

(1)  The fixed interest rate was agreed at 2.005% until May 2020 and was increased at 2.17% from May 2020 to February 2022.

(2)  In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING Bank N.V. of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the three and six months ended June 30, 2020 amounted to a net loss of $9,847 and a net loss of $79,827, respectively (for the three and six months ended June 30, 2019: a net loss of $31,951 and a net loss of $52,705, respectively), which was recognized against profit or loss in the period incurred and is included in Gain/(loss) on derivatives. During the three and six months ended June 30, 2020, the net loss of $9,847 and $79,827,  respectively derived from changes in the LIBOR curve as well as modifications of the Group’s interest swap portfolio that includes interest rate swap agreements with maturities out to 2028.

Cross currency swap agreements

The Group entered into CCSs which converted the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity with respect to the NOK 2021 Bonds and maintains CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a floating interest rate and principal on maturity with respect to NOK 2024 Bonds, in order to hedge the Group’s exposure to fluctuations deriving from Norwegian Krone (“NOK”).

The CCSs qualified as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments are as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog(1)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	Nordea Bank Finland	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

(1)  On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

For the three and six months ended June 30, 2020, the effective portion of changes in the fair value of CCSs amounting to a gain of $8,985 and a loss of $11,782, respectively, has been recognized in Other comprehensive income (for the three and six months ended June 30, 2019: a loss of $219 and a loss of $916, respectively). For the three and six months ended June 30, 2020, a loss of $240 and $455, respectively, was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (for the three and six months ended June 30, 2019: a loss of $147 and $309, respectively). Additionally, for the three and six months ended June 30, 2020, a loss of $7,344 and a gain of $9,098, respectively, was recognized in Other comprehensive income in relation to the retranslation of the NOK Bonds in U.S. dollars as of June 30, 2020 (for the three and six months ended June 30, 2019: a loss of $1,153 and a loss of $1,857, respectively).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in British Pounds Sterling (“GBP”), Euros (“EUR”), Singapore dollars (“SGD”) and Japanese Yen (“JPY”). Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in GBP or EUR or SGD or JPY to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	ABN	November 2019	6	July-December 2020	1.1347 - 1.1452	€6,000
GasLog	Citibank	November 2019	6	July-December 2020	1.1341 - 1.1444	€6,000
GasLog	HSBC	November 2019	4	Sept-December 2020	1.1348 - 1.1410	€4,000
GasLog	SEB	November 2019	4	Sept-December 2020	1.1357 - 1.1419	€4,000
GasLog	OCBC	November 2019	2	July-August 2020	1.1305	€4,000
					Total	€24,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	OCBC	November 2019	3	July-September 2020	1.3524	S$1,500
GasLog	Citibank	February 2020	3	July-September 2020	1.3861 - 1.3867	S$3,000
					Total	S$4,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/JPY)	(in thousands)
GasLog	Citibank	December 2019	1	November 2020	107.3409	JP¥ 29,397
					Total	JP¥ 29,397

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2020. The change in the fair value of these contracts for the three and six months ended June 30, 2020 amounted to a net gain of $748 and a net loss of $604, respectively (for the three and six months ended June 30, 2019: a net gain of $1,170 and $774, respectively), which was recognized against profit or loss in the period incurred and is included in Loss on derivatives.